Investments in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
AB InBev Efes [member]
Disclosure of associates [line items]
Beginning balance	$ 1,132	$ 1,159
Acquisitions		0
Dividends received	0	(14)
Share of results of associates	(19)	(10)
Ending balance	1,113	1,135
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,239	3,279
Effect of movements in foreign exchange	(10)	(18)
Dividends received	(19)	(88)
Share of results of associates	38	56
Ending balance	3,248	3,229
Efes [member]
Disclosure of associates [line items]
Beginning balance	451	479
Effect of movements in foreign exchange	(60)	(39)
Dividends received	0	(15)
Share of results of associates	4	(5)
Ending balance	$ 395	$ 420